Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		₨ 99,620.2	$ 1,362.0	₨ 304,962.9
Total | $			60,085.4
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		99,620.2		304,962.9
Securities Available-for-Sale		4,275,449.9		3,406,289.2
Equity securities	[1]	19,577.8		10,937.5
Total		4,394,647.9		3,722,189.6
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		0.0		6,291.0
Securities Available-for-Sale		176,015.8		371,450.5
Equity securities	[1]	11,869.8		2,282.4
Total		187,885.6	2,568.8	380,023.9
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		99,620.2		298,671.9
Securities Available-for-Sale		3,938,270.2		2,907,384.4
Equity securities	[1]	7,708.0		8,655.1
Total		4,045,598.4	55,313.1	3,214,711.4
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		0.0		0.0
Securities Available-for-Sale		161,163.9		127,454.3
Equity securities	[1]	0.0		0.0
Total		₨ 161,163.9	$ 2,203.5	₨ 127,454.3

[1]	Equity securities classified within other assets.